Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Registrant Name	dei_EntityRegistrantName	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001474103
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2025
Prospectus Date	rr_ProspectusDate	May 01, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A